Financial Statement Schedule I Condensed Financial Information of Parent Company - BALANCE SHEETS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 19,630	$ 1,283
Prepaid expenses and other current assets	2,196	2,868	$ 9,788	$ 10,801
Amounts due from subsidiaries	2,255	0
Total current assets	88,947	72,772
Amount due from related parties non-current	67,985	131,758
TOTAL ASSETS	213,673	226,211
Current liabilities:
Short-term debt	11,400	14,447
Accrued expenses and other current liabilities	10,819	13,875	$ 22,411	$ 22,411
Contingent consideration	407	204
Total current liabilities	81,103	98,170
Long-term contingent consideration	1,652	828
TOTAL LIABILITIES	84,929	100,978
Equity:
Additional paid-in capital	741,130	720,513
Accumulated deficit	(634,054)	(614,834)
Accumulated other comprehensive loss	(9,706)	(9,334)
Total Renren lnc. shareholders' equity	105,157	104,113
TOTAL LIABILITIES AND EQUITY	213,673	226,211
Class A ordinary shares
Equity:
Ordinary shares	770	751
Class B ordinary shares
Equity:
Ordinary shares	305	305
Reportable Legal Entities [Member] | Parent Company [Member]
Current assets:
Cash and cash equivalents	1,933	173
Prepaid expenses and other current assets	1,058	519
Amounts due from subsidiaries	432,494	409,258
Total current assets	435,485	409,950
Amount due from related parties non-current	67,985	91,758
TOTAL ASSETS	503,470	501,708
Current liabilities:
Short-term debt	11,400	11,000
Accrued expenses and other current liabilities	2,167	3,152
Contingent consideration	407	204
Total current liabilities	13,974	14,356
Long-term contingent consideration	1,652	828
Deficit of investment in subsidiaries	380,794	382,411
TOTAL LIABILITIES	396,420	397,595
Equity:
Additional paid-in capital	742,775	720,513
Accumulated deficit	(627,338)	(608,118)
Accumulated other comprehensive loss	(9,462)	(9,338)
Total Renren lnc. shareholders' equity	107,050	104,113
TOTAL LIABILITIES AND EQUITY	503,470	501,708
Reportable Legal Entities [Member] | Parent Company [Member] | Class A ordinary shares
Equity:
Ordinary shares	770	751
Reportable Legal Entities [Member] | Parent Company [Member] | Class B ordinary shares
Equity:
Ordinary shares	$ 305	$ 305